Significant Accounting Estimates and Judgements - Schedule of Measurement of Lease Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Disclosure of changes in accounting estimates [abstract]
Operating lease commitments (undiscounted) disclosed as of December 31, 2018			$ 2,100
Discounted using the lessee's incremental borrowing rate of at the date of initial application			1,808
Add: finance lease liabilities recognized as of December 31, 2018			796
Add: adjustments as a result of a different treatment of extension and termination options			806
Lease liability recognized as of January 1, 2019	$ 2,940	$ 3,410	$ 3,410